SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	$ 42,391	$ 37,379	$ 32,927
Written down	(117)	(687)	(1,485)
Total inventories	$ 42,274	$ 36,692	$ 31,442